Share based payments - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 shares
Share based payments
Maximum number of shares that may be reserved for issuance	4,100,000
Stock options
Share based payments
Vesting period	3 years
PSU | Minimum
Share based payments
Vesting period	18 months
PSU | Maximum
Share based payments
Vesting period	24 months
RSU | Minimum
Share based payments
Vesting period	12 months
RSU | Maximum
Share based payments
Vesting period	36 months